Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of accrued expenses and other payables [Abstract]
Accrued employee compensation and benefits	$ 17,813	$ 2,269	$ 15,850
Accrued professional fees	83,829	10,679	43,069
Customer advance payable to third party vendors or government agencies	13,255	1,689	23,461
Refundable customer deposits	137,678	17,539	80,526
Others	44,910	5,721
Total	$ 297,485	$ 37,897	$ 162,906